PREPAYMENTS	6 Months Ended
Jun. 30, 2021
PREPAYMENTS
NOTE 8 - PREPAYMENTS

NOTE 9 - PREPAYMENTS

As of June 30, 2021, prepayments consist of the following:

	June 30, 2021	December 31, 2020
Office furniture	$1,226,007	$-
Block chain software and annual fee	621,016	-
Software licenses fee and others	16,194	61,707
	$1,863,217	$61,707